Stock Option Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Stock Option Plan

(8) STOCK OPTION PLANS

For the fiscal year 2009, Zoom had three plans until the spinoff of Zoom Telephonics on September 22, 2009.  The three Zoom Technologies Stock Option Plans remained with Zoom Technologies and the spun off company Zoom Telephonics does not have any further liability with respect to those plans.  On December 10, 2009, the Company established two stock option plans.  The Board of Directors approved the two plans called the 2009 Stock Option Plan and the 2009 Directors Stock Option Plan and these plans received shareholder approval at the Company’s 2010 annual meeting.  These plans are described below.

2009 Stock Option Plan

The 2009 Stock Option Plan is for officers and certain full-time and part-time employees of the Company. Non-employee directors of the Company are not entitled to participate under this plan. The 2009 Stock Option Plan provides for 2,500,000 shares of common stock for issuance upon the exercise of stock options granted under the plan. Under this plan, stock options are granted at the discretion of the Compensation Committee of the Board of Directors at an option price not less than the fair market value of the stock on the date of grant. The options are exercisable in accordance with terms specified by the Compensation Committee not to exceed ten years from the date of grant. Option activity under this plan follows.

	Number of shares	Weighted average exercise price
Granted	702,000	$0.53
Exercised	––	––
Expired	––	$––
Balance as of December 31, 2009	702,000	$0.53
Granted	––	$––
Exercised	––	$––
Expired	(98,000)	$0.53
Balance as of December 31, 2010	604,000	$0.53

The weighted average grant date fair value of options granted was $0.32 in 2009.

The following table summarizes information about fixed stock options under the 2009 Stock Option Plan outstanding on December 31, 2010.

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.53	604,000	3.11	$0.53	463,000	$0.53

$0.53	604,000	3.11	$0.53	463,000	$0.53

2009 Director Stock Option Plan

On December 10, 2009 the Company established the 2009 Director Stock Option Plan (the "Directors Plan"). The Directors Plan was established for all directors of the Company except for any director who is a full-time employee or full-time officer of the Company. The option price is the fair market value of the common stock on the date the option is granted. There are 400,000 shares authorized for issuance under the Directors Plan. Each option expires five years from the grant date. Option activity under this plan follows.

	Number of shares	Weighted average exercise price
Granted	30,000	$0.53
Exercised	––	––
Expired	––	––
Balance as of December 31, 2009	30,000	0.53
Granted	60,000	0.34
Exercised	––	––
Expired	––	––
Balance as of December 31, 2010	90,000	$0.40

The weighted average grant date fair value of options granted was $0.32 in 2009 and $0.21 in 2010.

The following table summarizes information about fixed stock options under the Directors Plan on December 31, 2010.

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.53	30,000	3.11	$0.53	30,000	$0.53

$0.27-0.41	60,000	4.35	$0.34	60,000	$0.34

$0.27-0.53	90,000	3.94	$0.40	90,000	$0.40

The Black-Scholes range of assumptions for the Zoom Telephonics’ options are shown below:

Assumptions	2009 Stock Option Plan and the 2009 Directors Stock Option Plan

Expected life	2.5 (yrs) - 3.5 (yrs)

Expected volatility	97.71% - 104.86%

Risk-free interest rate	1.02% - 1.92%

Expected dividend yield	0.00%

The unrecognized stock based compensation expense related to non-vested stock awards was approximately $0.02 million as of December 31, 2010.  This amount will be recognized through 2011.